Offsets	Dec. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MediciNova, Inc.
Form or Filing Type	S-3
File Number	333-267094
Initial Filing Date	Aug. 26, 2022
Fee Offset Claimed	$ 18,540.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	The Registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the Registration Statement on Form S-3 (File Number 333-267094) filed on August 26, 2022 (the "2022 Registration Statement"). Pursuant to Rule 457(p), the Registrant is offsetting the registration fee due hereunder by $18,540.00 that was previously paid with respect to the securities offered pursuant to the 2022 Registration Statement all of which remain unsold. The Registrant has terminated the offerings and the 2022 Registration Statement has expired.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MediciNova, Inc.
Form or Filing Type	S-3
File Number	333-267094
Filing Date	Aug. 26, 2022
Fee Paid with Fee Offset Source	$ 18,540.00